Intangible Assets and Others, Net (Schedule Of Estimated Future Amortization) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets and Others, Net [Abstract]
2013	$ 192
2014	85
Intangible assets, net	277	3,000
Amortization of intangible assets	$ 1,532	$ 3,733	$ 7,002